Segment Information	12 Months Ended
Dec. 31, 2017
Segment Reporting Information, Additional Information [Abstract]
Segment Information
Segment Information
Considering the acquisition made during 2017, we determined that we still operate as one business segment in accordance with FASB ASC Topic 280, Segment Reporting. As a result of our continued restructuring and streamlining of the growing organization, our chief operating decision maker (CODM) continues to make decisions with regards to business operations and resource allocation based on evaluations of QIAGEN as a whole. Accordingly, we operate as one business segment. Summarized product category and geographic information is shown in the tables below.
Product Category Information
Net sales for the product categories are attributed based on those revenues related to sample and assay products and similarly related revenues including bioinformatics solutions, and revenues derived from instrumentation sales.

(in thousands)	2017	2016	2015
Net Sales
Consumables and related revenues	$1,242,715	$1,166,131	$1,114,580
Instrumentation	174,821	171,860	166,406
Total	$1,417,536	$1,337,991	$1,280,986

Geographical Information
Net sales are attributed to countries based on the location of the customer. QIAGEN operates manufacturing facilities in Germany, China, and the United States that supply products to customers as well as QIAGEN subsidiaries in other countries. The intersegment portions of such net sales are excluded to derive consolidated net sales. No single customer represents more than ten percent of consolidated net sales. Our country of domicile is the Netherlands, which reported net sales of $15.0 million, $12.4 million and $11.3 million for the years ended 2017, 2016 and 2015, respectively, and these amounts are included in the line item Europe, Middle East and Africa as shown in the table below.

(in thousands)	2017	2016	2015
Net Sales
Americas:
United States	$579,906	$555,676	$525,532
Other Americas	73,478	71,797	79,578
Total Americas	653,384	627,473	605,110
Europe, Middle East and Africa	462,980	428,055	409,955
Asia Pacific and Rest of World	301,172	282,463	265,921
Total	$1,417,536	$1,337,991	$1,280,986

Long-lived assets include property, plant and equipment. The Netherlands, which is included in the balances for Europe, reported long-lived assets of $1.7 million and $1.4 million as of December 31, 2017 and 2016, respectively.

(in thousands)	2017	2016
Long-lived assets
Americas:
United States	$148,694	$145,813
Other Americas	4,488	4,544
Total Americas	153,182	150,357
Germany	286,567	237,190
Other Europe	41,188	37,057
Asia Pacific and Rest of World	13,384	12,051
Total	$494,321	$436,655